UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5582
Oppenheimer Cash Reserves
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: July 31
Date of reporting period: 01/31/2010

Item 1. Reports to Stockholders.
January 31, 2010
MANAGEMENT COMMENTARIES
An Interview with Your Fund’s Manager
SEMIANNUAL REPORT
Listing of Investments
Financial Statements
In the Barron’s/Lipper Best Mutual-Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families.
Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Fund Families survey. Past performance does not guarantee future results.

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
9 | OPPENHEIMER CASH RESERVES

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER CASH RESERVES

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	August 1, 2009	January 31, 2010	January 31, 2010

Actual
Class A	$1,000.00	$1,000.10	$2.22
Class B	1,000.00	1,000.10	2.42
Class C	1,000.00	1,000.10	2.17
Class N	1,000.00	1,000.10	2.17

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,022.99	2.25
Class B	1,000.00	1,022.79	2.45
Class C	1,000.00	1,023.04	2.19
Class N	1,000.00	1,023.04	2.19
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2010 are as follows:

Class	Expense Ratios

Class A	0.44%
Class B	0.48
Class C	0.43
Class N	0.43
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager, Transfer Agent and Distributor that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS January 31, 2010 / Unaudited

	Principal
	Amount	Value

Certificates of Deposit—18.7%
Yankee Certificates of Deposit—18.7%
Bank of Montreal, Chicago:
0.17%, 2/22/10	$8,000,000	$8,000,000
0.17%, 3/25/10	5,000,000	5,000,000

Bank of Nova Scotia, Houston TX:
0.19%, 3/11/10	18,100,000	18,100,000
0.19%, 3/12/10	6,500,000	6,500,000
0.20%, 3/3/10	9,000,000	9,000,000

BNP Paribas, New York, 0.27%, 2/11/10	4,000,000	4,000,000

National Australia Bank, New York, 0.19%, 3/1/10	12,800,000	12,800,000

Nordea Bank Finland plc, New York:
0.20%, 5/14/10	23,000,000	23,000,000
0.20%, 5/17/10	20,000,000	20,000,000

Rabobank Nederland NV, New York:
0.225%, 5/6/10	1,500,000	1,500,000
0.65%, 2/18/10	1,500,000	1,500,000
0.72%, 7/26/10	15,000,000	15,000,000
0.90%, 6/21/10	26,000,000	26,000,000
0.95%, 6/23/10	5,500,000	5,500,000
1.05%, 4/30/10	15,500,000	15,520,705

Royal Bank of Canada, New York, 0.28%, 3/26/10	21,500,000	21,500,000

Societe Generale, New York:
0.20%, 3/26/10	6,400,000	6,400,000
0.20%, 3/29/10	15,000,000	15,000,000
0.21%, 2/3/10	19,000,000	19,000,000

Toronto Dominion Bank, New York, 0.26%, 7/12/10	14,000,000	14,000,000

Total Certificates of Deposit (Cost $247,320,705)		247,320,705

	Principal
	Amount	Value

Direct Bank Obligations—15.1%
Bank of America NA, 0.20%, 3/17/10	$8,850,000	$8,850,000

CBA (Delaware) Finance:
0.13%, 2/12/10	4,500,000	4,499,725
0.18%, 2/22/10	3,900,000	3,899,591
0.18%, 4/6/10	24,500,000	24,492,160
0.18%, 4/15/10	10,000,000	9,996,350
0.20%, 2/10/10	4,000,000	3,999,800
0.20%, 3/2/10	10,800,000	10,798,347

Danske Corp., 0.14%, 2/1/10[1]	38,100,000	38,100,000

National Australia Funding (Delaware), Inc.:
0.18%, 4/5/10[1]	11,900,000	11,896,252
0.18%, 4/19/10[1]	25,500,000	25,490,183
0.19%, 3/8/10[1]	3,050,000	3,049,437
0.215%, 2/16/10[1]	9,800,000	9,799,122

Societe Generale North America, Inc., 0.20%, 3/24/10	14,000,000	13,996,033

Westpac Banking Corp., 0.21%, 4/1/10[1]	30,000,000	29,989,675

Total Direct Bank Obligations (Cost $198,856,675)		198,856,675

Short-Term Notes—61.4%

Capital Markets—1.8%
BNP Paribas Finance, Inc.:
0.22%, 3/25/10	7,550,000	7,547,601
0.24%, 5/12/10	16,500,000	16,489,000

		24,036,601

Diversified Financial Services—2.2%
General Electric Capital Corp., 0.12%, 2/1/10	17,300,000	17,300,000

General Electric Capital Services:
0.19%, 4/26/10	5,000,000	4,997,783
0.19%, 4/27/10	7,000,000	6,996,860

		29,294,643
F1 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Food Products—1.7%
Nestle Capital Corp.:
0.50%, 3/15/10[1]	$20,000,000	$19,986,000
0.51%, 3/16/10[1]	1,700,000	1,698,964

		21,684,964

Insurance—1.4%
United of Omaha Life Insurance Co., 0.531%, 12/29/10[2,3]	18,000,000	18,000,000

Leasing & Factoring—4.2%
Toyota Motor Credit Corp.:
0.20%, 3/2/10	9,500,000	9,498,469
0.20%, 3/5/10	16,400,000	16,397,084
0.21%, 3/4/10	20,000,000	19,996,383
0.21%, 3/8/10	9,500,000	9,498,060

		55,389,996

Municipal—11.7%
Anchor Holdings II LLC Nts., Series 2001, 0.70%, 2/15/10[3]	5,740,000	5,740,000

Ashland, WI Industrial Development Revenue Bonds, Larson-Juhl US LLC Project, Series 2000, 0.43%, 2/1/10[3]	3,500,000	3,500,000

Atmore, AL Special Purpose Wts., Industrial Park Project, Series 04B, 0.28%, 2/1/10[3]	3,225,000	3,225,000

Berkley Realty Co. LLC Bonds, Series 2002A, 0.28%, 2/1/10[3]	3,140,000	3,140,000

Berks Medical Realty LP Revenue Bonds, Series 2001, 0.28%, 2/1/10[3]	3,885,000	3,885,000

Birmingham, AL Industrial Development Board Solid Waste Revenue Bonds, American Cast Iron, Series 2000, 0.33%, 2/1/10[3]	2,900,000	2,900,000

	Principal
	Amount	Value

Municipal Continued
Cape Coral, FL Nts., 0.25%, 4/8/10	$3,700,000	$3,700,000

Capital One Funding Corp., Series 2000B, 0.40%, 2/1/10[3]	5,122,000	5,122,000

Columbus, GA Development Authority Revenue Bonds, MAC Property LLC Project, Series 2007, 0.28%, 2/1/10[3]	1,675,000	1,675,000

Davidson Cnty. Industrial Facility & Pollution Control Finance Authority, Diebold, Inc. Project, Series 1997, 0.30%, 2/1/10[3]	2,660,000	2,660,000

Dothan, AL Industrial Development Board Bonds, Dunbarton Project, Series 1999, 0.28%, 2/1/10[3,4]	2,800,000	2,800,000

FL Orthopaedic Institute Surgery Center LLC Bonds, Series 2001, 0.28%, 2/1/10[3]	2,800,000	2,800,000

Hailey, ID Industrial Development Corp. Revenue Bonds, Rocky Mountain Hardware Project, Series 2006, 0.43%, 2/1/10[3]	1,695,000	1,695,000

Harris Cnty., TX Cultural Education Facilities Finance Corp., Texas Medical Center, Series 2008A, 0.20%, 2/1/10[3]	5,305,000	5,305,000

IA Finance Authority Bonds, M.H. Eby, Inc. Project, Series 2005, 0.29%, 2/1/10[3]	1,835,000	1,835,000
F2 | OPPENHEIMER CASH RESERVES

	Principal
	Amount	Value

Municipal Continued
IN Finance Authority Environmental Revenue Bonds, Duke Energy Indiana, Inc., Series 2009 A-1, 0.26%, 2/1/10[3]	$2,025,000	$2,025,000

Intrepid Museum Foundation Revenue Bonds, Series 2006, 0.28%, 2/1/10[3]	7,080,000	7,080,000

Miami-Dade Cnty., FL Industrial Development Authority Revenue Bonds, Dolphin Stadium Project, Series 2006, 0.32%, 2/1/10[3]	4,000,000	4,000,000

Mission Economic Development Corp. Bonds, CMI Project, Series 07, 0.30%, 2/1/10[3]	2,785,000	2,785,000

Mountain Agency, Inc. (The) Securities, Series 2003, 0.28%, 2/1/10[3]	11,260,000	11,260,000

MS Business Finance Corp. Revenue Bonds, Olin Corp. Project, Series 2005, 0.29%, 2/1/10[3]	1,600,000	1,600,000

Muskogee, OK Trust Port Authority Industrial Development Revenue Bonds, Uni-Steel, Inc., Series 1998, 0.42%, 2/1/10[3]	2,850,000	2,850,000

NJ Economic Development Authority Bonds, MZR Real Estate, Series 2007B, 0.28%, 2/1/10[3]	3,795,000	3,795,000

	Principal
	Amount	Value

Municipal Continued
PA Economic Development Finance Authority, John W Gleim Project, 0.28%, 2/1/10[3]	$1,500,000	$1,500,000

Pendleton Cnty., KY Multi-County Lease Revenue Bonds, Assoc. of Counties Leasing Program, 0.30%, 5/5/10	9,000,000	9,000,000

Polk Cnty., FL Industrial Development Authority Revenue Bonds, Watson Clinic, Series 1999, 0.25%, 2/1/10[3]	2,350,000	2,350,000

Raleigh, NC Certificates of Participation, Series 2008, 0.23%, 2/1/10[3]	3,665,000	3,665,000

Rickenbacker Port Authority Economic Development Revenue Bonds, YMCA of Central Ohio, Series 2002, 0.35%, 2/1/10[3]	11,660,000	11,660,000

Ridgewood Associates Bonds, Series 2005, 0.28%, 2/1/10[3]	3,620,000	3,620,000

Ross Sinclaire Real Estate Trust LLC Nts., 0.32%, 2/1/10[3]	2,205,000	2,205,000

San Antonio, TX Special Facilities Bonds, Cessna Aircraft Project, Series 1995, 0.35%, 2/1/10[3]	2,300,000	2,300,000

San Bernardino Cnty., CA Certificates of Participation, Series B, 0.25%, 2/1/10[3]	5,530,000	5,530,000

Savanna, IL Industrial Development Revenue Bonds, Metform Corp., Series 1994A, 0.28%, 2/1/10[3]	4,300,000	4,300,000
F3 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Municipal Continued
Savannah College of Art & Design, Inc. Bonds, Series 2004, 0.29%, 2/1/10[3]	$600,000	$600,000

SC Jobs Economic Development Authority, Ortec, Inc. Project, Series 2000B, 0.35%, 2/1/10[3]	1,900,000	1,900,000

Tennis For Charity, Inc. Bonds, Series 2004, 0.55%, 2/1/10[3]	1,640,000	1,640,000

Vigo Cnty., IN Economic Development Revenue Bonds, Republic Services, Inc. Project, Series 03, 0.28%, 2/1/10[3]	5,000,000	5,000,000

Washington Cnty., PA Industrial Development Authority Bonds, AccuTrex Products, Inc. Project, Series 1996, 0.29%, 2/1/10[3]	900,000	900,000

Westchester Cnty. Industrial Development Agency Bonds, BWP Distributors, Inc., Series 1997, 0.28%, 2/1/10[3]	1,735,000	1,735,000

Whitehall, WI Industrial Development Revenue Bonds, Whitehall Specialties, 0.35%, 2/1/10[3]	4,600,000	4,600,000

Winston-Salem, NC Certificates of Participation, Series 1992, 0.28%, 2/3/10[3]	6,250,000	6,250,000

		154,132,000

Oil, Gas & Consumable Fuels—0.6%
Total Capital, 0.14%, 2/5/10[1]	7,800,000	7,799,879

	Principal
	Amount	Value

Personal Products—2.1%
Procter & Gamble International Funding SCA:
0.285%, 5/7/10[1,3]	$10,000,000	$10,000,000
0.525%, 2/8/10[1,3]	18,000,000	18,000,000

		28,000,000

Pharmaceuticals—3.6%
Roche Holdings, Inc., 1.262%, 2/25/10[1,3]	47,500,000	47,500,000

Receivables Finance—19.7%
Barton Capital Corp.:
0.15%, 2/2/10[1]	8,915,000	8,914,943
0.19%, 3/8/10[1]	2,500,000	2,499,538
0.19%, 3/9/10[1]	13,400,000	13,397,186
0.20%, 4/6/10[1]	932,000	931,669
0.20%, 4/8/10[1]	8,000,000	7,997,067
0.20%, 4/9/10[1]	10,511,000	10,507,088

Chariot Funding LLC:
0.14%, 2/9/10[1]	8,700,000	8,699,729
0.16%, 3/15/10[1]	5,000,000	4,998,950

Fairway Finance Corp.:
0.19%, 4/6/10[1]	25,000,000	24,991,556
0.20%, 3/3/10[1]	10,000,000	9,998,333
0.20%, 3/11/10[1]	6,800,000	6,798,564
0.20%, 3/16/10[1]	2,100,000	2,099,498

Gemini Securitization Corp.:
0.21%, 2/26/10[1]	15,000,000	14,997,813
0.22%, 2/10/10	15,000,000	14,999,175

Kitty Hawk Funding Corp., 0.22%, 3/1/10[1]	15,000,000	14,997,433

Market Street Funding LLC, 0.15%, 2/8/10[1]	5,300,000	5,299,845

Old Line Funding Corp.:
0.20%, 3/1/10[1]	8,000,000	7,998,756
0.20%, 4/5/10[1]	13,345,000	13,340,329

Ranger Funding Co.
LLC, 0.20%, 3/12/10	21,700,000	21,695,298

Thunder Bay Funding LLC, 0.19%, 3/18/10[1]	7,000,000	6,998,338
F4 | OPPENHEIMER CASH RESERVES

	Principal
	Amount	Value

Receivables Finance Continued
Yorktown Capital LLC:
0.20%, 3/2/10[1]	$4,600,000	$4,599,259
0.20%, 3/22/10[1]	7,504,000	7,501,957
0.22%, 2/4/10[1]	35,000,000	34,999,358
0.23%, 2/5/10[1]	10,000,000	9,999,744

		259,261,426

Special Purpose Financial—11.6%
Crown Point Capital Co.:
0.40%, 3/5/10	16,300,000	16,294,204
0.40%, 3/8/10	20,000,000	19,992,222
0.40%, 3/9/10	8,500,000	8,496,600
0.45%, 2/12/10	5,000,000	4,999,422

FCAR Owner Trust I:
0.35%, 2/18/10	14,000,000	13,997,686
0.35%, 2/19/10	25,900,000	25,895,468

Lexington Parker Capital Co. LLC:
0.40%, 3/3/10[1]	2,500,000	2,499,167
0.40%, 3/10/10[1]	38,000,000	37,984,378
0.40%, 3/23/10[1]	22,000,000	21,987,778

Ticonderoga Funding LLC, 0.17%, 2/18/10	1,000,000	999,920

		153,146,845

	Principal
	Amount	Value

U.S. Government Obligations—0.8%
Straight-A Funding LLC, Series I:
0.18%, 3/22/10[1]	$7,368,000	$7,366,173
0.19%, 2/18/10	3,000,000	2,999,730

		10,365,903

Total Short-Term Notes (Cost $808,612,257)		808,612,257

U.S. Government Agencies—4.5%
Federal Home Loan Bank:
0.50%, 10/28/10-10/29/10	29,000,000	29,000,000
0.80%, 3/12/10[3]	30,000,000	30,000,000

Total U.S. Government Agencies (Cost $59,000,000)		59,000,000

U.S. Government Obligations—1.0%
U.S. Treasury Nts., 0.875%, 2/28/11 (Cost $13,070,335)	13,000,000	13,070,335

Total Investments, at Value (Cost $1,326,859,972)	100.7%	1,326,859,972

Liabilities in Excess of Other Assets	(0.7)	(9,398,069)

Net Assets	100.0%	$1,317,461,903

Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $515,713,961, or 39.14% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

2.	Illiquid security. The aggregate value of illiquid securities as of January 31, 2010 was $18,000,000, which represents 1.37% of the Fund’s net assets. See Note 4 of accompanying Notes.

3.	Represents the current interest rate for a variable or increasing rate security.

4.	When-issued security or delayed delivery to be delivered and settled after January 31, 2010. See Note 1 of accompanying Notes.
F5 | OPPENHEIMER CASH RESERVES

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of January 31, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table Investments, at Value:
Certificates of Deposit	$—	$247,320,705	$—	$247,320,705
Direct Bank Obligations	—	198,856,675	—	198,856,675
Short-Term Notes	—	808,612,257	—	808,612,257
U.S. Government Agencies	—	59,000,000	—	59,000,000
U.S. Government Obligations	—	13,070,335	—	13,070,335

Total Assets	$—	$1,326,859,972	$—	$1,326,859,972

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F6   |  OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES Unaudited
January 31, 2010

Assets

Investments, at value (cost $1,326,859,972)—see accompanying statement of investments	$1,326,859,972

Cash	1,581,189

Receivables and other assets:
Shares of beneficial interest sold	7,702,617
Interest	735,730
Investments sold on a when-issued or delayed delivery basis	25,006
Other	172,707

Total assets	1,337,077,221

Liabilities

Payables and other liabilities:
Investments purchased	13,118,726
Shares of beneficial interest redeemed	6,113,308
Transfer and shareholder servicing agent fees	272,218
Shareholder communications	68,724
Trustees’ compensation	10,153
Dividends	4,551
Other	27,638

Total liabilities	19,615,318

Net Assets	$1,317,461,903

Composition of Net Assets

Par value of shares of beneficial interest	$1,317,500

Additional paid-in capital	1,316,217,500

Accumulated net investment loss	(87,298)

Accumulated net realized gain on investments	14,201

Net Assets	$1,317,461,903

F7   |  OPPENHEIMER CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES Unaudited / Continued

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $555,817,954 and 555,851,822 shares of beneficial interest outstanding)	$1.00

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $151,555,516 and 151,555,078 shares of beneficial interest outstanding)	$1.00

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $334,113,414 and 334,115,623 shares of beneficial interest outstanding)	$1.00

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $275,975,019 and 275,977,661 shares of beneficial interest outstanding)	$1.00
See accompanying Notes to Financial Statements.
F8   |  OPPENHEIMER CASH RESERVES

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended January 31, 2010

Investment Income
Interest	$3,182,949

Other income	39,832

Total investment income	3,222,781

Expenses
Management fees	3,259,998

Distribution and service plan fees:
Class A	588,435
Class B	667,407
Class C	1,402,223
Class N	642,815

Transfer and shareholder servicing agent fees:
Class A	846,312
Class B	313,485
Class C	531,768
Class N	370,978

Shareholder communications:
Class A	67,244
Class B	16,445
Class C	24,920
Class N	5,090

Insurance expenses	71,634

Trustees’ compensation	23,627

Custodian fees and expenses	5,571

Other	155,450

Total expenses	8,993,402
Less waivers and reimbursements of expenses	(5,744,973)

Net expenses	3,248,429

Net Investment Loss	(25,648)

Net Realized Gain on Investments	3,730

Net Decrease in Net Assets Resulting from Operations	$(21,918)

See accompanying Notes to Financial Statements.
F9   | OPPENHEIMER CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2010	July 31,
	(Unaudited)	2009

Operations
Net investment income (loss)	$(25,648)	$14,374,919

Net realized gain	3,730	10,799

Net increase (decrease) in net assets resulting from operations	(21,918)	14,385,718

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(30,550)	(6,676,883)
Class B	(8,398)	(1,682,990)
Class C	(19,108)	(3,421,530)
Class N	(16,191)	(2,593,516)

	(74,247)	(14,374,919)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(101,464,052)	98,827,762
Class B	(56,907,272)	53,084,955
Class C	(82,587,090)	98,196,934
Class N	(56,196,973)	52,813,138

	(297,155,387)	302,922,789

Net Assets
Total increase (decrease)	(297,251,552)	302,933,588

Beginning of period	1,614,713,455	1,311,779,867

End of period (including accumulated net investment income (loss) of $(87,298) and $12,597, respectively)	$1,317,461,903	$1,614,713,455

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	January 31, 2010					Year Ended July 31,
Class A	(Unaudited)		2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	—	[2]	.01	.03	.04	.03	.01
Net realized gain (loss)	—	[2]	— [2]	—	— [2]	—	—

Total from investment operations	—	[2]	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—		—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%		1.02%	3.45%	4.54%	3.55%	1.44%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$555,818		$657,312	$558,480	$440,693	$445,571	$417,176

Average net assets (in thousands)	$611,721		$688,120	$521,970	$432,909	$403,664	$399,517

Ratios to average net assets:[4]
Net investment income (loss)	0.00%[5]		0.97%	3.33%	4.45%	3.48%	1.46%
Total expenses	0.97%		0.93%	0.94%	1.03%	1.10%	1.13%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.44%		0.85%	0.89%	0.97%	0.99%	1.01%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Less than 0.005%.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010					Year Ended July 31,
Class B	(Unaudited)		2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)[1]	—	[2]	.01	.03	.04	.03	.01
Net realized gain (loss)	—	[2]	— [2]	—	— [2]	—	—

Total from investment operations	—	[2]	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—		—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%		0.84%	3.18%	4.29%	3.29%	1.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$151,556		$208,508	$155,422	$105,041	$149,571	$146,132

Average net assets (in thousands)	$176,217		$222,601	$131,647	$112,029	$130,319	$175,995

Ratios to average net assets:[4]
Net investment income (loss)	(0.04)%		0.76%	3.02%	4.20%	3.21%	1.14%
Total expenses	1.60%		1.48%	1.45%	1.52%	1.55%	1.56%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.48%		1.03%	1.15%	1.21%	1.23%	1.24%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER CASH RESERVES

	Six Months
	Ended
	January 31, 2010					Year Ended July 31,
Class C	(Unaudited)		2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	—	[2]	.01	.03	.04	.03	.01
Net realized gain (loss)	—	[2]	— [2]	—	— [2]	—	—

Total from investment operations	—	[2]	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—		—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%		0.84%	3.19%	4.22%	3.24%	1.16%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$334,113		$416,717	$318,517	$194,558	$169,106	$118,410

Average net assets (in thousands)	$370,421		$454,642	$271,236	$151,581	$126,260	$107,761

Ratios to average net assets:[4]
Net investment income	0.00%[5]		0.75%	3.00%	4.14%	3.23%	1.20%
Total expenses	1.53%		1.45%	1.44%	1.59%	1.67%	1.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.43%		1.02%	1.14%	1.27%	1.28%	1.29%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Less than 0.005%.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	January 31, 2010					Year Ended July 31,
Class N	(Unaudited)		2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	—	[2]	.01	.03	.04	.03	.01
Net realized gain (loss)	—	[2]	— [2]	—	— [2]	—	—

Total from investment operations	—	[2]	.01	.03	.04	.03	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)
Distributions from net realized gain	—		—	—	— [2]	—	—

Total dividends and/or distributions to shareholders	—	[2]	(.01)	(.03)	(.04)	(.03)	(.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.01%		0.84%	3.17%	4.28%	3.26%	1.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$275,975		$332,176	$279,361	$253,631	$234,809	$220,744

Average net assets (in thousands)	$300,438		$333,117	$256,809	$234,641	$221,369	$143,516

Ratios to average net assets:[4]
Net investment income	0.01%		0.78%	3.06%	4.19%	3.20%	1.47%
Total expenses	1.15%		1.21%	1.22%	1.27%	1.35%	1.40%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.43%		1.03%	1.17%	1.21%	1.26%	1.28%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Cash Reserves (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies
F15 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of January 31, 2010, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued
or Delayed Delivery
Basis Transactions

Sold securities	$25,006
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
F16 | OPPENHEIMER CASH RESERVES

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to
F17 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	200,159,558	$200,159,558	755,765,274	$755,765,274
Dividends and/or distributions reinvested	28,830	28,830	6,549,655	6,549,655
Redeemed	(301,652,440)	(301,652,440)	(663,487,167)	(663,487,167)

Net increase (decrease)	(101,464,052)	$(101,464,052)	98,827,762	$98,827,762

Class B
Sold	37,086,168	$37,086,168	249,602,845	$249,602,845
Dividends and/or distributions reinvested	7,867	7,867	1,635,344	1,635,344
Redeemed	(94,001,307)	(94,001,307)	(198,153,234)	(198,153,234)

Net increase (decrease)	(56,907,272)	$(56,907,272)	53,084,955	$53,084,955

F18 | OPPENHEIMER CASH RESERVES

	Six Months Ended January 31, 2010		Year Ended July 31, 2009
	Shares	Amount	Shares	Amount

Class C
Sold	134,813,161	$134,813,161	603,996,260	$603,996,260
Dividends and/or distributions reinvested	18,601	18,601	3,316,437	3,316,291
Redeemed	(217,418,852)	(217,418,852)	(509,115,617)	(509,115,617)

Net increase (decrease)	(82,587,090)	$(82,587,090)	98,197,080	$98,196,934

Class N
Sold	80,813,545	$80,813,545	273,681,068	$273,681,068
Dividends and/or distributions reinvested	16,013	16,013	2,558,750	2,558,750
Redeemed	(137,026,531)	(137,026,531)	(223,426,680)	(223,426,680)

Net increase (decrease)	(56,196,973)	$(56,196,973)	52,813,138	$52,813,138

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.500%
Next $250 million	0.475
Next $250 million	0.450
Next $250 million	0.425
Over $1 billion	0.400
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2010, the Fund paid $2,121,236 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the average annual net assets of Class A shares of the Fund. Effective July 1, 2009, the Distributor had voluntarily agreed to set that rate at 0%. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F19 | OPPENHEIMER CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Fees and Other Transactions with Affiliates Continued
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B shares and Class C shares and 0.25% on Class N shares. The Distributor is entitled to receive a service fee of 0.25% per year under each plan, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. Beginning July 1, 2009, the Distributor has voluntarily decreased the rates for asset based sales charges and service fees for Class B, Class C, and Class N shares to 0.00%. If either the Class B, Class C or Class N plan is terminated by the Fund or by the share- holders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class C	$2,160,293
Class N	10,804,548
Sales Charges. Contingent deferred sales charges (“CDSC”) do not represent an expense of the Fund. They are deducted from the proceeds of redemptions of Fund shares prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

	Class A	Class B	Class C	Class N
	Contingent	Contingent	Contingent	Contingent
	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

January 31, 2010	$10,427	$25,061	$4,991	$7,985

Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to limit the Fund’s management fee to an annual rate of 0.40% of the Fund’s daily net assets for each class of shares. As a result of this limitation, for the six months ended January 31, 2010, the Manager waived $315,071 in advisory fees as a result of this voluntary arrangement. In addition, the Manager has voluntarily undertaken to waive fees and/or reimburse Fund expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. As a result, for the six months ended January 31, 2010, the Manager waived fees and/or reimbursed the Fund $869,541, $278,421, $558,995 and $280,440 for Class A,
F20 | OPPENHEIMER CASH RESERVES

Class B, Class C and Class N shares, respectively. There is no guarantee that the Fund will maintain a positive yield. These undertakings may be amended or withdrawn at any time.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
During the six months ended January 31, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$12,424
     Effective July 1, 2009, the Distributor voluntarily agreed to set the fee rate it is entitled to receive under the Distribution and/or Service Plans for Class A, Class B, Class C, and Class N shares at 0.00%. For the six months ended January 31, 2010, the Distributor waived receipt of Distribution and/or Service (12b-1) Fees from Class A, Class B, Class C, and Class N shares in the amount of $607,179, $667,407, $1,402,223 and $753,272, respectively. This undertaking may be amended or withdrawn at any time. The amounts waived during the period exceed the fee amounts reported on the Statement of Operations for Classes A and N by an amount of prior period service plan payments that were voluntarily returned to the Distributor by brokers. The Distributor returned these amounts to the Fund which recorded the benefit as a reduction to current period fees.
4. Illiquid Securities
As of January 31, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Trustees elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department accepted the Fund’s application to participate in the Program and entered into a Guarantee Agreement with the Fund dated as of September 19, 2008. The Fund also notified the Treasury Department of its intent to continue its participation in the Program through September 18, 2009. The Program could not be extended beyond September 18, 2009.
     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the Fund’s net asset value fell below $0.995. The Program applied only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the Program was the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Temporary Guarantee Program for Money Market Funds Continued
the Fund’s net asset value fell below $0.995. If the number of shares of the Fund a shareholder held after September 19, 2008 fluctuated during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 would not have been covered.
     The Fund paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid a fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid an additional fee to continue its participation in the Program through September 18, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as “Insurance expense” on the Statement of Operations.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment
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fraud perpetrated by Bernard Madoff and his firm (“Madoff”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
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BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load money market funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year, five-year and ten-year performance was below its peer group median. The Board also considered the Manager’s assertion that, in the Fund’s category, small performance differences can result in significantly different quintile rankings and that the difference between the best performer and the worst performer in every time period was less than 1.95%. The Board also considered that the Fund’s performance improved in more recent periods, with Lipper ranking the Fund in the second quintile for the one-year period ended March 31, 2009.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other money market funds with comparable asset levels and distribution features. The Board noted
14 | OPPENHEIMER CASH RESERVES

that the Fund’s actual management fees were competitive with its peer group median although its total expenses were higher than its peer group median. The Board took note of the Manager’s assertion that the high total expenses are mainly driven by the higher transfer agent expenses, which resulted from the Fund having a higher number of small accounts than its peers. The Board noted that the Manager has agreed to voluntarily waive a portion of its management fee so that the fees do not exceed an annual rate of 0.40% of the Fund’s average annual net assets for each class of shares. The Board also considered that, beginning January 1, 2009, the Manager agreed to waive and/or reimburse fees to the extent necessary to help maintain a positive yield. The Manager may modify or terminate this undertaking at any time after November 27, 2010 without notice to shareholders.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through August 31, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
16 | OPPENHEIMER CASH RESERVES

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Cash Reserves
By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 03/08/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 03/08/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 03/08/2010